Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (8,921)	$ (14,880)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	70	164
Stock-based compensation	75	421
Non-cash lease expense	9	3
Restructuring charges-inventory impairment		1,214
Changes in operating assets and liabilities:
Accounts receivable		461
Inventories		529
Prepaid expenses and other assets	168	(785)
Accounts payable	63	(1,051)
Accrued expenses	(625)	(731)
Accrued compensation expenses	574	(2,524)
Accrued clinical trial and grant expenses	(601)	357
Net cash used in operating activities	(9,188)	(16,822)
Cash flows from investing activities:
Purchases of property and equipment	(14)	(330)
Sale of assets held for sale		398
Net cash provided by (used) in investing activities	(14)	68
Cash flows from financing activities:
Net proceeds from sale of common stock	77,789	6,679
Repurchase of ESPP shares and fractional shares in connection with reverse stock split		(281)
Debt financing (repayment)	(2,200)	2,200
Proceeds from exercise of options, warrants and employee stock purchase plan options	25
Net cash provided by financing activities	75,616	8,598
Effect of exchange rate changes on cash and cash equivalents	2	6
Cash and cash equivalents:
Net Increase (decrease)	66,416	(8,150)
Balance at beginning of year	3,177	11,327
Balance at end of year	69,593	3,177
Supplemental disclosure of cash flow information;
Interest	$ 135
Non-cash financing activities:
Fair value of warrants issued in connection with issuance of common stock		$ 280